Income Tax (Tables)	12 Months Ended
Jul. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	2022	2021
Current:
Federal	$—	$—
Deferred taxes (benefit):
Federal	(220,000)	(108,000)
State	(70,000)	(51,000)
Income tax provision (benefit)	$(290,000)	$(159,000)

Schedule of federal statutory tax rate to pre-tax income
	2022	2021
Income (loss) before income taxes	$(1,002,371)	$239,032
Paycheck Protection Program Loan Forgiveness	—	(722,726)
Other-net	(48,211)	(21,690)
Adjusted pre-tax income (loss)	$(1,050,582)	$(505,384)
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$(220,622)	$(106,131)
State deferred income taxes (benefit)	(70,000)	(51,000)
Other-net	622	(1,869)
Income tax provision (benefit)	$(290,000)	$(159,000)

Schedule of deferred tax assets and liabilities
	2022		2021
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$164,992	$—	$148,033	$—
Operating lease liabilities	7,338,986	—	7,680,923	—
Federal net operating loss carryforward	2,119,555	—	2,171,510	—
State net operating loss carryforward	811,117	—	809,951	—
Unbilled receivables	—	623,249	—	569,029
Property and equipment	—	5,052,217	—	4,963,194
Unrealized gain on marketable securities	—	321,837	—	430,455
Operating lease right-of-use assets	—	8,858,697	—	9,536,322
Other	129,350	—	106,583	—
	$10,564,000	$14,856,000	$10,917,000	$15,499,000
Net deferred tax liability		$4,292,000		$4,582,000

Schedule of components of the deferred tax provision (benefit)
	2022	2021
Book depreciation exceeding tax depreciation	$88,196	$291,723
Reserve for bad debts	(20,697)	(65,109)
Lease expense per book in excess of cash paid	(335,688)	(360,537)
Federal net operating loss carryforward	51,956	(406,742)
State net operating loss carryforward	(1,166)	(116,410)
Rental income received in advance	(16,958)	27,111
Anticipated PPP loan expenses to be forgiven	—	199,390
Unbilled receivables	54,220	156,686
Other	(109,863)	114,888
	$(290,000)	$(159,000)